UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2018

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2018 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley U.S. Government Securities Trust

Semi-Annual Report

June 30, 2018

USGSAN
2198293 EXP. 08.31.19

Morgan Stanley U.S. Government Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	11
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	22
Financial Highlights	37
Investment Advisory Agreement Approval	42
Privacy Notice	45

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley U.S. Government Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended June 30, 2018

Total Return for the 6 Months Ended June 30, 2018
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Government/ Mortgage Index[1]	Lipper General U.S. Government Funds Index[2]
–1.08%	–1.07%	–1.19%	–0.91%	–1.44%	–1.01%	–0.77%

The performance of Morgan Stanley U.S. Government Securities Trust's (the "Fund") five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee plan than did Class A shares for the six months ended June 30, 2018, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees (the "Trustees") acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

Market Conditions

The main trends in asset performance year-to-date have been generally weak risky asset returns, outperformance by U.S. assets and the U.S. dollar, weakness in emerging markets (EM) and higher oil prices. Most of these have been driven by several macroeconomic trends, including: (a) a slowdown in some of the economic data and concerns about a tariff war, (b) economic and monetary policy divergence between the U.S. and everyone else and (c) increased risks in emerging markets. We think understanding these trends will be important for forecasting asset returns for the rest of the year.

Starting with the slowing growth data, it is worth noting that much of it has been concentrated in the manufacturing sector, with manufacturing purchasing managers' indexes (PMIs) in most countries sliding from the heady levels reached at the beginning of the year. Data for the broader economy have generally been more robust, and consensus gross domestic product forecasts have continued to be revised higher. In addition, the PMIs were still consistent with a healthy level of growth, and few commentators expected a recession within the next year or two. However, the concern is that the volatile manufacturing sector leads the broader economy. While trade tariffs remain a major risk, the most recent activity data had started to surprise on the upside, with a fair portion of the first quarter slowdown attributed to inclement weather. At the end of the reporting period, our base case remains that the global economy remains resilient, providing a supportive backdrop for risk assets.

With better inflation and economic data, the market pricing and the Federal Reserve's (Fed) own expectation for fed funds rate hikes in 2018 have been creeping up. We believe the Fed will likely allow for a moderate inflation overshoot, i.e., will be patient with firming inflation data. As for longer-maturity Treasury yields, we think a sustained move higher will most likely require the estimated neutral policy rate, the rate that neither stimulates nor slows the economy, to rise significantly, driven by strong business investment, a falling savings rate and rising productivity.

Performance Analysis

All share classes except Class I shares of the Fund underperformed the Bloomberg Barclays U.S. Government/Mortgage Index (the "Index") and Class I shares outperformed the Index for the six months ended June 30, 2018, and all share classes underperformed the Lipper General U.S. Government Funds Index for the same period, assuming no deduction of applicable sales charges.

Much of the Fund's outperformance during the period stemmed from allocation outside of Treasuries and agency mortgage-backed securities (MBS). In particular, non-agency MBS (in both the residential and commercial sectors), asset-backed securities and municipal bond holdings outperformed. Security selection led to the agency MBS in the portfolio outperforming corresponding benchmark sectors.

Interest rate risk management slightly helped relative returns. Our short position in swap spreads and our holdings in TIPS, or Treasury inflation protected securities, both performed well.

There were no material detractors from performance in this reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 06/30/18
Agency Fixed Rate Mortgages	35.8%
Collateralized Mortgage Obligations — Agency Collateral Series	10.7
Municipal Bonds	10.5
U.S. Agency Securities	9.8
Mortgages — Other	9.2
Asset-Backed Securities	6.0
U.S. Treasury Securities	5.1
Agency Bonds — Sovereign (U.S. Government Guaranteed)	4.3
Short-Term Investments	3.2
Commercial Mortgage-Backed Securities	2.9
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	1.3
Agency Adjustable Rate Mortgages	0.9
Agency Bond — Finance (U.S. Government Guaranteed)	0.3

+  Does not include open long futures contracts with a value of $51,178,984 and net unrealized appreciation of $489,328. Does not include open swap agreements with total unrealized appreciation of $1,651,970.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its net assets in a portfolio of U.S. government securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. In making investment decisions, the Fund's "Adviser," Morgan Stanley Investment Management Inc., considers economic developments, interest rate trends and other factors. The U.S. government securities that the Fund may purchase include: U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government; securities (including mortgage-backed securities) issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States; securities (including mortgage-backed securities) issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury; securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality; and securities guaranteed by the U.S. Government or its agencies and instrumentalities or securities supported by the U.S. Government in some other way, such as the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. The Fund's investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended June 30, 2018
Symbol	Class A Shares* (since 07/28/97) USGAX		Class B Shares** (since 06/29/84) USGBX		Class L Shares*** (since 07/28/97) USGCX	Class I Shares† (since 07/28/97) USGDX	Class C Shares†† (since 04/30/15) MSGVX
1 Year	–0.28 –4.55[4]	%[3]	–0.27 –5.12[4]	%[3]	–0.42 —%[3]	0.06 —%[3]	–1.03 –2.00[4]	%[3]
5 Years	1.95[3] 1.06[4]		1.97[3] 1.61[4]		1.66[3] —	2.27[3] —	— —
10 Years	2.70[3] 2.26[4]		2.73[3] 2.73[4]		2.31[3] —	2.99[3] —	— —
Since Inception	3.74[3] 3.52[4]		5.42[3] 5.42[4]		3.30[3] —	4.00[3] —	0.29[3] 0.29[4]
Gross Expense Ratio	1.08		0.97		1.24	0.74	1.96

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See "Conversion Feature" for Class B shares in "Share Class Arrangements" of the Prospectus for more information. Class B shares are closed for new investments.

***  Class L has no sales charge. Class L shares are closed for new investments.

†  Class I has no sales charge.

††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Government/Mortgage Index includes Treasuries, Government-related issues, and agency mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper General U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper General U.S. Government Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/18 – 06/30/18.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/18	06/30/18	01/01/18 – 06/30/18
Class A
Actual (–1.08% return)	$1,000.00	$989.20	$4.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.48	$4.36
Class B
Actual (–1.07% return)	$1,000.00	$989.30	$4.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.53	$4.31
Class L
Actual (–1.19% return)	$1,000.00	$988.10	$5.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61
Class I
Actual (–0.91% return)	$1,000.00	$990.90	$2.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.22	$2.61
Class C
Actual (–1.44% return)	$1,000.00	$985.60	$7.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.87%, 0.86%, 1.12%, 0.52% and 1.62% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.03%, 0.95%, 1.23%, 0.72% and 1.88% for Class A, Class B, Class L, Class I and Class C shares, respectively.

    The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees acts to discontinue all or a portion of such waiver when it deems that such action is appropriate.

    Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended June 30, 2018, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.0%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$256	12 Month USD LIBOR + 1.728%	3.483%	11/01/36	$268,769
527	12 Month USD LIBOR + 1.905%	3.655	10/01/36	555,564
2,336	12 Month USD LIBOR + 1.812%	3.979	06/01/43	2,449,772
751	Federal National Mortgage Association, Conventional Pool:, 12 Month USD LIBOR + 1.57%	2.138	05/01/44	768,709
	Total Agency Adjustable Rate Mortgages (Cost $4,051,940)			4,042,814
	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.4%)
3,357	Amal Ltd. (Cayman Islands)	3.465	08/21/21	3,388,944
2,349	Safina Ltd. (Cayman Islands)	2.00	12/30/23	2,284,810
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $5,705,736)			5,673,754
	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,566	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,566,063)	2.637	09/15/26	1,539,567
	Agency Bonds - Sovereign (U.S. Government Guaranteed) (4.6%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	15,967,266
3,431	Petroleos Mexicanos (Mexico)	2.46	12/15/25	3,356,084
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $19,008,158)			19,323,350
	Agency Fixed Rate Mortgages (38.2%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
4,641		3.00	03/01/47	4,499,906
10,317		3.50	08/01/42 - 06/01/45	10,326,649
6,046		4.00	12/01/41 - 10/01/45	6,196,350
959		5.00	01/01/40	1,025,684
1,135		5.50	11/01/39	1,227,744
169		6.50	03/01/29 - 09/01/32	188,651
305		7.50	05/01/35	344,982
195		8.00	08/01/32	222,753
199		8.50	08/01/31	232,526
	July TBA:
2,320	(a)	4.00	07/01/48	2,364,890

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Association, Conventional Pools:
$14,533		3.00%	05/01/30 - 06/01/47	$14,161,347
21,502		3.50	12/01/42 - 01/01/48	21,493,352
28,423		4.00	11/01/41 - 01/01/46	29,108,623
11,180		4.50	01/01/25 - 11/01/44	11,759,369
3,533		5.00	05/01/35 - 02/01/41	3,791,654
933		5.12	03/01/38	980,609
3,114		5.50	03/01/35 - 10/01/35	3,381,698
55		6.50	06/01/29 - 02/01/33	61,103
1		7.00	05/01/31	1,028
500		7.50	08/01/37	582,287
391		8.00	04/01/33	453,517
392		8.50	10/01/32	468,204
	July TBA:
4,870	(a)	3.00	07/01/33	4,841,792
17,050	(a)	3.50	07/01/48	16,971,129
1,920	(a)	4.00	07/01/48	1,957,593
570	(a)	4.50	07/01/48	593,606
	Government National Mortgage Association,
	July TBA:
2,380	(a)	3.50	07/15/48	2,389,343
600	(a)	4.50	07/15/48	623,724
	Various Pools:
7,552		3.50	08/20/45 - 07/20/46	7,593,631
4,265		4.00	11/20/42 - 07/15/44	4,396,745
695		5.00	01/20/40	738,343
78		5.125	11/20/37	82,045
699		5.25	04/20/36 - 09/20/39	748,622
1,111		5.375	02/20/36 - 08/20/40	1,186,904
1,881		6.00	02/15/28 - 09/20/34	2,072,093
30		6.50	04/15/19	30,173
118		7.00	03/20/26 - 07/20/29	134,700
761		8.00	11/15/19 - 08/15/31	779,023
831		8.50	07/15/30	918,179
138		9.00	01/15/19 - 02/15/25	141,987
95		9.50	08/15/18 - 12/15/20	97,911
75		10.00	08/15/18 - 11/15/20	79,611
	Total Agency Fixed Rate Mortgages (Cost $161,239,403)			159,250,080

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (6.4%)
$2,715	American Homes 4 Rent Trust (b)	3.732%		10/17/45	$2,734,343
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,635,490
	Invitation Homes Trust
1,500	(b)	3.00	(c)	07/17/37	1,504,953
4,021	1 Month USD LIBOR + 1.30% (b)	3.373	(c)	08/17/32	4,029,226
1,454	New Residential Mortgage Loan Trust (b)	4.00	(c)	08/27/57	1,470,941
986	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	3.16	(c)	07/25/25	990,988
160	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	3.258	(c)	07/01/24	160,785
2,263	SBA Small Business Investment Cos.	2.245		09/10/22	2,210,660
	United States Small Business Administration
2,049		2.42		06/01/32	2,018,077
4,866		2.67		04/01/32	4,814,293
	Total Asset-Backed Securities (Cost $26,699,907)				26,569,756
	Collateralized Mortgage Obligations — Agency Collateral Series (11.4%)
	Federal Home Loan Mortgage Corporation
3,265		2.355		07/25/22	3,182,109
10,125		2.373		05/25/22	9,895,292
4,700		2.682		10/25/22	4,631,955
5,595		2.789		01/25/22	5,557,972
4,000		3.32	(c)	02/25/23	4,045,041
3,429		3.527	(c)	10/25/23	3,499,934
5,114		3.871		04/25/21	5,223,667
	IO
32,919		0.457	(c)	11/25/27	913,604
20,512		0.569	(c)	08/25/27	704,804
	IO REMIC
4,813	6.00% – 1 Month USD LIBOR	3.927	(c)	11/15/43	606,079
3,681	6.05% – 1 Month USD LIBOR	3.977	(c)	04/15/39	250,093
	Federal National Mortgage Association
4,024		2.171	(c)	09/25/19	3,992,562
1,522		3.763		06/25/21	1,551,656
	IO
10,779	6.39% – 1 Month USD LIBOR	4.43	(c)	09/25/20	602,441
	IO REMIC
12,853		3.50		02/25/39	1,565,001

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$7,699	6.55% – 1 Month USD LIBOR	4.459	(c)%	08/25/41	$1,065,774
	Government National Mortgage Association,
	IO
4,636	6.10% – 1 Month USD LIBOR	4.015	(c)	07/16/33	115,233
752		5.00		02/16/41	179,840
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $46,201,131)				47,583,057
	Commercial Mortgage-Backed Securities (3.1%)
	Citigroup Commercial Mortgage Trust,
	IO
5,768		1.031	(c)	11/10/48	254,522
14,604		1.104	(c)	09/10/58	735,893
12,573		1.544	(c)	11/10/46	414,858
9,714	COMM Mortgage Trust, IO	1.423	(c)	08/10/46	371,396
30,663	Commercial Mortgage Pass-Through Certificates, IO	0.876	(c)	02/10/47	743,768
600	DBUBS Mortgage Trust (b)	3.452		10/10/34	596,787
	GS Mortgage Securities Trust,
	IO
21,483		1.165	(c)	04/10/47	930,757
20,364		1.396	(c)	10/10/49	1,575,666
15,771		1.504	(c)	10/10/48	1,116,222
12,349		1.558	(c)	11/10/46	448,709
9,425	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.944	(c)	12/15/49	394,660
	JPMBB Commercial Mortgage Securities Trust,
	IO
31,015		1.01	(c)	01/15/47	1,052,247
7,180		1.372	(c)	11/15/45	276,278
14,442	UBS Commercial Mortgage Trust, IO	1.229	(c)	12/15/50	1,065,470
17,415	Wells Fargo Commercial Mortgage Trust, IO	1.387	(c)	11/15/50	1,520,189
	WFRBS Commercial Mortgage Trust,
	IO
15,514		0.608	(c)	08/15/46	293,931
17,076		1.168	(c)	03/15/46	425,036
20,413		1.622	(c)	12/15/46	783,465
	Total Commercial Mortgage-Backed Securities (Cost $12,765,782)				12,999,854

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Mortgages - Other (9.8%)
$1,781	CIM Trust (b)	3.00	(c)%	04/25/57	$1,766,493
	Federal Home Loan Mortgage Corporation
4,715		3.00		09/25/45 - 05/25/47	4,539,615
744	1 Month USD LIBOR + 1.20%	3.291	(c)	10/25/29	752,829
6,398		3.50		05/25/45 - 05/25/47	6,311,368
1,508	1 Month USD LIBOR + 1.85%	3.941	(c)	10/25/27	1,536,353
290		4.00		05/25/45	290,895
725	1 Month USD LIBOR + 2.00%	4.091	(c)	12/25/28	735,931
519	1 Month USD LIBOR + 2.20%	4.291	(c)	10/25/28	525,436
1,327	1 Month USD LIBOR + 2.75%	4.841	(c)	09/25/28	1,357,555
455	1 Month USD LIBOR + 2.80%	4.891	(c)	05/25/28	467,808
1,150	1 Month USD LIBOR + 2.90%	4.991	(c)	07/25/28	1,180,181
	Federal National Mortgage Association
1,824	1 Month USD LIBOR + 1.30%	3.391	(c)	04/25/29 - 05/25/29	1,838,090
303	1 Month USD LIBOR + 2.20%	4.291	(c)	10/25/28	304,620
1,545	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57	1,545,436
	New Residential Mortgage Loan Trust
3,149	(b)	3.75	(c)	11/26/35 - 08/25/55	3,164,511
2,101	(b)	4.00	(c)	02/25/57	2,123,283
	Seasoned Credit Risk Transfer Trust
5,159		3.00		07/25/56 - 11/25/57	4,967,527
2,974		3.50		06/25/57 - 11/25/57	2,929,397
4,220		4.50		06/25/57	4,405,116
	Total Mortgages - Other (Cost $41,213,446)				40,742,444
	Municipal Bonds (11.2%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,022,157
3,875	City of New York, NY, Series G-1	5.968		03/01/36	4,816,877
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,783,889
5,980	Los Angeles Unified School District	5.75		07/01/34	7,259,331
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,942,378
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,244,699
1,759	Municipal Electric Authority of Georgia, GA	6.637		04/01/57	2,229,946
1,360	New Jersey Transportation Trust Fund Authority	6.561		12/15/40	1,694,499

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267%	05/01/27	$4,076,802
3,000	New York State Dormitory Authority	5.628	03/15/39	3,588,690
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,200,166
1,580	State of Washington	5.481	08/01/39	1,908,588
	Total Municipal Bonds (Cost $38,975,336)			46,768,022
	U.S. Agency Securities (10.4%)
5,550	Federal Home Loan Bank	0.875	10/01/18	5,534,271
5,520	Federal Home Loan Mortgage Corporation	0.875	10/12/18	5,502,524
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,239,378
6,960		4.30	12/15/21	7,280,487
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,779,419
8,085		7.125	05/01/30	11,135,010
	Total U.S. Agency Securities (Cost $40,696,353)			43,471,089
	U.S. Treasury Securities (5.4%)
	U.S. Treasury Notes
13,000		1.375	02/28/19	12,926,367
4,500		2.25	03/31/20	4,480,137
5,125		2.75	02/15/28	5,082,058
	Total U.S. Treasury Securities (Cost $22,494,481)			22,488,562
	Short-Term Investments (3.5%)
	U.S. Treasury Security (0.6%)
2,370	U.S. Treasury Bill (d)(e) (Cost $2,353,967)	2.022	11/01/18	2,354,218

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (2.9%)
11,917	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $11,916,567)		$11,916,567
	Total Short-Term Investments (Cost $14,270,534)		14,270,785
	Total Investments (Cost $434,888,270) (f)(g)	106.8%	444,723,134
	Liabilities in Excess of Other Assets	(6.8)	(28,364,076)
	Net Assets	100.0%	$416,359,058

  AID  Agency for International Development.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  REMIC  Real Estate Mortgage Investment Conduit.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Floating or Variable rate securities: The rates disclosed are as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (d)  Rate shown is the yield to maturity at June 30, 2018.

  (e)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts and swap agreements.

  (g)  At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,835,365 and the aggregate gross unrealized depreciation is $6,859,203, resulting in net unrealized appreciation of $11,976,162.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments  ■  June 30, 2018 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2018:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Ultra Bond	128	Sep-18	12,800	$20,424,000	$487,000
U.S. Treasury 2 yr. Note	94	Sep-18	18,800	19,911,844	10,031
U.S. Treasury 5 yr. Note	36	Sep-18	3,600	4,090,218	(2,859)
U.S. Treasury 30 yr. Bond	28	Sep-18	2,800	4,060,000	(4,875)
U.S. Treasury 10 yr. Ultra Long Bond	21	Sep-18	2,100	2,692,922	31
					$489,328

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2018:

SWAP COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	FIXED RATE	PAYMENT FREQUENCY PAID/RECEIVED	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID	UNREALIZED APPRECIATION
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/ Quarterly	12/7/26	$7,141	$367,144	$—	$367,144
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	12/21/26	7,186	226,750	—	226,750
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/ Quarterly	5/23/47	5,858	597,347	—	597,347
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/ Quarterly	11/9/47	5,400	460,729	—	460,729
							$1,651,970	$—	$1,651,970

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviation:

USD  United States Dollar.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements

Statement of Assets and Liabilities June 30, 2018 (unaudited)

Assets:
Investments in securities, at value (cost $422,971,703)	$432,806,567
Investment in affiliate, at value (cost $11,916,567)	11,916,567
Total investments in securities, at value (cost $434,888,270)	444,723,134
Receivable from Distributor	232,292
Receivable for:
Investments sold	5,167,590
Interest and paydown	2,499,676
Shares of beneficial interest sold	24,669
Dividends from affiliate	17,537
Prepaid expenses and other assets	104,108
Total Assets	452,769,006
Liabilities:
Payable for:
Investments purchased	34,724,736
Shares of beneficial interest redeemed	751,888
Distribution fee	205,020
Transfer and sub transfer agent fees	188,408
Dividends to shareholders	173,502
Advisory fee	119,526
Trustees' fees	61,087
Administration fee	28,350
Variation margin on open futures contracts	13,693
Variation margin on open swap agreements	390
Accrued expenses and other payables	143,348
Total Liabilities	36,409,948
Net Assets	$416,359,058
Composition of Net Assets:
Paid-in-capital	$409,867,796
Net unrealized appreciation	11,976,162
Accumulated undistributed net investment income	1,495,602
Accumulated net realized loss	(6,980,502)
Net Assets	$416,359,058
Class A Shares:
Net Assets	$34,510,309
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,084,600
Net Asset Value Per Share	$8.45
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.83
Class B Shares:
Net Assets	$302,724,157
Shares Outstanding (unlimited shares authorized, $0.01 par value)	35,835,123
Net Asset Value Per Share	$8.45
Class L Shares:
Net Assets	$8,315,716
Shares Outstanding (unlimited shares authorized, $0.01 par value)	976,657
Net Asset Value Per Share	$8.51
Class I Shares:
Net Assets	$69,938,256
Shares Outstanding (unlimited shares authorized, $0.01 par value)	8,275,070
Net Asset Value Per Share	$8.45
Class C Shares:
Net Assets	$870,620
Shares Outstanding (unlimited shares authorized, $0.01 par value)	102,216
Net Asset Value Per Share	$8.52

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statement of Operations For the six months ended June 30, 2018 (unaudited)

Net Investment Income: Income
Interest	$8,147,474
Dividends from affiliate (Note 9)	87,449
Total Income	8,234,923
Expenses
Advisory fee (Note 4)	895,250
Distribution fee (Class A shares) (Note 5)	45,020
Distribution fee (Class B shares) (Note 5)	349,482
Distribution fee (Class L shares) (Note 5)	22,043
Distribution fee (Class C shares) (Note 5)	4,366
Administration fee (Note 4)	170,524
Sub transfer agent fees and expenses (Class A shares)	24,384
Sub transfer agent fees and expenses (Class B shares)	101,089
Sub transfer agent fees and expenses (Class L shares)	3,583
Sub transfer agent fees and expenses (Class I shares)	26,096
Sub transfer agent fees and expenses (Class C shares)	248
Transfer agent fees and expenses (Class A shares) (Note 8)	6,575
Transfer agent fees and expenses (Class B shares) (Note 8)	77,297
Transfer agent fees and expenses (Class L shares) (Note 8)	1,859
Transfer agent fees and expenses (Class I shares) (Note 8)	11,966
Transfer agent fees and expenses (Class C shares) (Note 8)	938
Professional fees	81,508
Shareholder reports and notices	42,526
Registration fees	29,543
Custodian fees (Note 7)	23,493
Trustees' fees and expenses	5,288
Other	54,698
Total Expenses	1,977,776
Less: waiver of Advisory fees (Note 4)	(194,424)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(12,946)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(747)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(876)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(37,973)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(731)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(9,267)
Net Expenses	1,720,812
Net Investment Income	6,514,111
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(1,365,901)
Futures contracts	(1,540,196)
Swap agreements	(84,856)
Net Realized Loss	(2,990,953)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(10,224,751)
Futures contracts	438,597
Swap agreements	1,516,947
Net Change in Unrealized Appreciation (Depreciation)	(8,269,207)
Net Loss	(11,260,160)
Net Decrease	$(4,746,049)

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JUNE 30, 2018	FOR THE YEAR ENDED DECEMBER 31, 2017
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$6,514,111	$13,785,578
Net realized loss	(2,990,953)	(5,610)
Net change in unrealized appreciation (depreciation)	(8,269,207)	(723,877)
Net Increase (Decrease)	(4,746,049)	13,056,091
Dividends to Shareholders from Net Investment Income:
Class A shares	(541,406)	(1,124,884)
Class B shares	(4,680,025)	(9,911,823)
Class L shares	(120,357)	(270,434)
Class I shares	(1,180,345)	(2,421,556)
Class C shares	(9,702)	(16,434)
Total Dividends	(6,531,835)	(13,745,131)
Net decrease from transactions in shares of beneficial interest	(24,123,844)	(60,054,410)
Net Decrease	(35,401,728)	(60,743,450)
Net Assets:
Beginning of period	451,760,786	512,504,236
End of Period (Including accumulated undistributed net investment income of $1,495,602 and $1,513,326)	$416,359,058	$451,760,786

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2018 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income consistent with safety of principal. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the market

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

E. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal

Morgan Stanley U.S. Government Securities Trust

Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$4,042,814	$—	$4,042,814
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	5,673,754	—	5,673,754
Agency Bond — Finance (U.S. Government Guaranteed)	—	1,539,567	—	1,539,567

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets (cont'd):
Fixed Income Securities (cont'd)
Agency Bonds — Sovereign (U.S. Government Guaranteed)	$—	$19,323,350	$—	$19,323,350
Agency Fixed Rate Mortgages	—	159,250,080	—	159,250,080
Asset-Backed Securities	—	26,569,756	—	26,569,756
Collateralized Mortgage Obligations — Agency Collateral Series	—	47,583,057	—	47,583,057
Commercial Mortgage-Backed Securities	—	12,999,854	—	12,999,854
Mortgages — Other	—	40,742,444	—	40,742,444
Municipal Bonds	—	46,768,022	—	46,768,022
U.S. Agency Securities	—	43,471,089	—	43,471,089
U.S. Treasury Securities	—	22,488,562	—	22,488,562
Total Fixed Income Securities	—	430,452,349	—	430,452,349
Short-Term Investments
U.S. Treasury Security	—	2,354,218	—	2,354,218
Investment Company	11,916,567	—	—	11,916,567
Total Short-Term Investments	11,916,567	2,354,218	—	14,270,785
Futures Contracts	497,062	—	—	497,062
Interest Rate Swap Agreements	—	1,651,970	—	1,651,970
Total Assets	12,413,629	434,458,537	—	446,872,166
Liabilities:
Futures Contracts	(7,734)	—	—	(7,734)
Total	$12,405,895	$434,458,537	$—	$446,864,432

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2018, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2018:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$497,062	(a)	Variation margin on open futures contracts	$(7,734	)(a)
Interest Rate Risk	Variation margin on open swap agreements	1,651,970	(a)	Variation margin on open swap agreements	—
		$2,149,032			$(7,734)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2018 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(1,540,196)	$(84,856)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$438,597	$1,516,947

For the six months ended June 30, 2018, the average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly original value	$54,858,658
Swap Agreements:
Average monthly notional amount	$25,585,000

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

$1.5 billion; 0.37% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.345% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.32% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.27% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.245% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.22% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended June 30, 2018, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.32% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class A, 0.86% for Class B, 1.12% for Class L, 0.52% for Class I and 1.62% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended June 30, 2018, $194,424 of advisory fees were waived and $53,273 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.75% (0.65% on amounts over $10 billion) of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at June 30, 2018.

The Fund's Distributor has agreed to reduce the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waiver when they deem that such action is appropriate. For the six months ended June 30, 2018, the distribution fee was accrued for Class B at an annual rate of 0.23%.

At June 30, 2018, included in the Statement of Assets and Liabilities is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2018.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2018, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2018, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class B shares of $311 and $9,814, respectively, and received $4,565 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JUNE 30, 2018		FOR THE YEAR ENDED DECEMBER 31, 2017
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	236,873	$2,008,561	548,972	$4,778,414
Reinvestment of dividends	60,776	515,221	126,636	1,102,739
Redeemed	(648,061)	(5,488,447)	(1,121,208)	(9,761,914)
Net decrease — Class A	(350,412)	(2,964,665)	(445,600)	(3,880,761)
CLASS B SHARES
Exchanged	16,199	138,181	54,064	470,232
Reinvestment of dividends	510,786	4,329,208	1,082,444	9,422,157
Redeemed	(2,701,943)	(22,908,775)	(6,505,376)	(56,590,592)
Net decrease — Class B	(2,174,958)	(18,441,386)	(5,368,868)	(46,698,203)
CLASS L SHARES
Exchanged	7	62	1,632	14,260
Reinvestment of dividends	13,487	115,239	30,215	265,096
Redeemed	(150,777)	(1,285,165)	(289,893)	(2,543,249)
Net decrease — Class L	(137,283)	(1,169,864)	(258,046)	(2,263,893)
CLASS I SHARES
Sold	246,978	2,100,590	274,963	2,394,752
Reinvestment of dividends	130,863	1,109,594	268,519	2,338,494
Redeemed	(559,208)	(4,748,917)	(1,397,425)	(12,157,433)
Net decrease — Class I	(181,367)	(1,538,733)	(853,943)	(7,424,187)
CLASS C SHARES
Sold	10,155	86,626	45,899	402,586
Reinvestment of dividends	1,082	9,246	1,776	15,592
Redeemed	(12,237)	(105,068)	(23,417)	(205,544)
Net increase (decrease) — Class C	(1,000)	(9,196)	24,258	212,634
Net decrease in Fund	(2,845,020)	$(24,123,844)	(6,902,199)	$(60,054,410)

7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

8. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2018, aggregated $319,065,497 and $348,225,520, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $315,735,194 and $334,915,617, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2018, advisory fees paid were reduced by $9,267 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended June 30, 2018 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2017	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2018
Liquidity Funds	$8,402,866	$69,542,525	$66,028,824	$87,449	$—	$—	$11,916,567

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2018, included in "Trustees' fees and expenses" in the Statement of Operations, amounted to $1,875. At June 30, 2018, the Fund had an accrued pension liability of $61,087, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

compliance with provisions of the Rule. For the six months ended June 30, 2018, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2017, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2017 and 2016 was as follows:

2017 DISTRIBUTIONS PAID FROM:		2016 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$13,745,131	$—	$15,471,236	$—

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily attributable to gains on paydowns, tax adjustments on swaps and debt securities sold by the Fund and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at December 31, 2017:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(90,914)	$19,773,201	$(19,682,287)

At December 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,633,125	$—

At December 31, 2017, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $1,098,346 and $1,376,091, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2017, capital loss carryforwards of $19,682,287 expired for federal income tax purposes.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or

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Notes to Financial Statements  ■  June 30, 2018 (unaudited) continued

mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2018, the Fund did not have any borrowings under the Facility.

13. Other

At June 30, 2018, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 51.8%.

14. Accounting Pronouncement

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the "ASU") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Morgan Stanley U.S. Government Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.67		$8.68		$8.71		$8.90		$8.63		$9.03
Income (loss) from investment operations:
Net investment income	0.13		0.24		0.25		0.22		0.17		0.15
Net realized and unrealized gain (loss)	(0.22)		(0.01)		(0.04)		(0.21)		0.31		(0.34)
Total income (loss) from investment operations	(0.09)		0.23		0.21		0.01		0.48		(0.19)
Less dividends from net investment income	(0.13)		(0.24)		(0.24)		(0.20)		(0.21)		(0.21)
Net asset value, end of period	$8.45		$8.67		$8.68		$8.71		$8.90		$8.63
Total Return(2)	(1.08	)%(8)	2.66%		2.40	%(3)	0.10%		5.60%		(2.10)%
Ratios to Average Net Assets:
Net expenses	0.87	%(4)(5)(9)	0.86	%(4)(5)	0.87	%(4)(6)	0.87	%(4)(5)	0.86	%(4)(5)	0.89	%(4)
Net investment income	3.00	%(4)(5)(9)	2.79	%(4)(5)	2.66	%(4)(6)	2.41	%(4)(5)	1.90	%(4)(5)	1.76	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$34,510		$38,438		$42,375		$49,715		$56,270		$68,635
Portfolio turnover rate	73	%(8)	179%		279%		464%		317%		264%

  (1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Performance was positively impacted by approximately 0.68% for Class A shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. There were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.72%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2018	1.03%	2.84%
December 31, 2017	1.08	2.57
December 31, 2015	0.94	2.34
December 31, 2014	0.99	1.77

  (6)  If the Fund had not received the reimbursement from the Custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.19%	2.34%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.67		$8.68		$8.70		$8.90		$8.62		$9.03
Income (loss) from investment operations:
Net investment income	0.13		0.24		0.25		0.22		0.17		0.16
Net realized and unrealized gain (loss)	(0.22)		(0.01)		(0.03)		(0.22)		0.32		(0.36)
Total income (loss) from investment operations	(0.09)		0.23		0.22		0.00	(2)	0.49		(0.20)
Less dividends from net investment income	(0.13)		(0.24)		(0.24)		(0.20)		(0.21)		(0.21)
Net asset value, end of period	$8.45		$8.67		$8.68		$8.70		$8.90		$8.62
Total Return(3)	(1.07	)%(9)	2.68%		2.54	%(4)	0.00	%(5)	5.73%		(2.20)%
Ratios to Average Net Assets:
Net expenses	0.86	%(6)(7)(10)	0.85	%(6)(7)	0.86	%(6)(8)	0.83	%(6)(7)	0.85	%(6)(7)	0.88	%(6)(7)
Net investment income	3.01	%(6)(7)(10)	2.80	%(6)(7)	2.66	%(6)(8)	2.46	%(6)(7)	1.91	%(6)(7)	1.78	%(6)(7)
Rebate from Morgan Stanley affiliate	0.00	%(5)(10)	0.01%		0.00	%(5)	0.00	%(5)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$302,724		$329,378		$376,574		$423,561		$498,350		$551,744
Portfolio turnover rate	73	%(9)	179%		279%		464%		317%		264%

  (1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class B shares.

  (2)  Amount is less than $0.005 per share.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Performance was positively impacted by approximately 0.69% for Class B shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. There were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 1.85%.

  (5)  Amount is less than 0.005%.

  (6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (7)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2018	0.95%	2.92%
December 31, 2017	0.97	2.68
December 31, 2015	0.90	2.39
December 31, 2014	0.96	1.80
December 31, 2013	1.42	1.24

  (8)  If the Fund had not received the reimbursement from the Custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.95%	2.57%

  (9)  Not annualized.

  (10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.73		$8.75		$8.77		$8.97		$8.69		$9.10
Income (loss) from investment operations:
Net investment income	0.12		0.22		0.23		0.20		0.14		0.13
Net realized and unrealized gain (loss)	(0.22)		(0.02)		(0.03)		(0.22)		0.32		(0.36)
Total income (loss) from investment operations	(0.10)		0.20		0.20		(0.02)		0.46		(0.23)
Less dividends from net investment income	(0.12)		(0.22)		(0.22)		(0.18)		(0.18)		(0.18)
Net asset value, end of period	$8.51		$8.73		$8.75		$8.77		$8.97		$8.69
Total Return(2)	(1.19	)%(8)	2.38%		2.24	%(3)	(0.27)%		5.30%		(2.50)%
Ratios to Average Net Assets:
Net expenses	1.12	%(4)(5)(9)	1.11	%(4)(5)	1.12	%(4)(6)	1.14	%(4)(5)	1.21	%(4)	1.20	%(4)
Net investment income	2.72	%(4)(5)(9)	2.51	%(4)(5)	2.41	%(4)(6)	2.12	%(4)(5)	1.55	%(4)	1.45	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$8,316		$9,729		$12,004		$13,658		$16,334		$17,920
Portfolio turnover rate	73	%(8)	179%		279%		464%		317%		264%

  (1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Class L shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (3)  Performance was positively impacted by approximately 0.67% for Class L shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.57%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2018	1.23%	2.61%
December 31, 2017	1.24	2.38
December 31, 2015	1.22	2.04

  (6)  If the Fund had not received the reimbursement from the Custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	1.21%	2.32%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED DECEMBER 31,
	MONTHS ENDED
	JUNE 30, 2018		2017		2016(1)		2015		2014		2013
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.67		$8.68		$8.71		$8.90		$8.63		$9.04
Income (loss) from investment operations:
Net investment income	0.15		0.27		0.28		0.25		0.19		0.18
Net realized and unrealized gain (loss)	(0.23)		(0.01)		(0.04)		(0.21)		0.31		(0.36)
Total income (loss) from investment operations	(0.08)		0.26		0.24		0.04		0.50		(0.18)
Less dividends from net investment income	(0.14)		(0.27)		(0.27)		(0.23)		(0.23)		(0.23)
Net asset value, end of period	$8.45		$8.67		$8.68		$8.71		$8.90		$8.63
Total Return(2)	(0.91	)%(8)	2.90%		2.88	%(3)	0.44%		5.83%		(1.98)%
Ratios to Average Net Assets:
Net expenses	0.52	%(4)(5)(9)	0.51	%(4)(5)	0.52	%(4)(6)	0.54	%(4)(5)	0.64	%(4)(5)	0.65	%(4)
Net investment income	3.35	%(4)(5)(9)	3.14	%(4)(5)	3.00	%(4)(6)	2.74	%(4)(5)	2.12	%(4)(5)	2.00	%(4)
Rebate from Morgan Stanley affiliate	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$69,938		$73,314		$80,861		$87,824		$98,543		$91,558
Portfolio turnover rate	73	%(8)	179%		279%		464%		317%		264%

  (1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Performance was positively impacted by approximately 0.69% for Class I shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.19%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2018	0.72%	3.15%
December 31, 2017	0.74	2.91
December 31, 2015	0.71	2.57
December 31, 2014	0.77	1.99

  (6)  If the Fund had not received the reimbursement from the Custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	0.69%	2.83%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED DECEMBER 31,				PERIOD FROM APRIL 30, 2015(2) TO
	JUNE 30, 2018		2017		2016(1)		DECEMBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.74		$8.75		$8.77		$8.97
Income (loss) from investment operations:
Net investment income	0.09		0.18		0.17		0.11
Net realized and unrealized loss	(0.22)		(0.02)		(0.02)		(0.22)
Total income (loss) from investment operations	(0.13)		0.16		0.15		(0.11)
Less dividends from net investment income	(0.09)		(0.17)		(0.17)		(0.09)
Net asset value, end of period	$8.52		$8.74		$8.75		$8.77
Total Return(3)	(1.44	)%(9)	1.87%		1.60	%(4)	(1.08	)%(9)
Ratios to Average Net Assets:
Net expenses	1.62	%(5)(6)(10)	1.61	%(5)(6)	1.62	%(5)(7)	1.62	%(5)(6)(10)
Net investment income	2.21	%(5)(6)(10)	2.00	%(5)(6)	1.90	%(5)(7)	1.53	%(5)(6)(10)
Rebate from Morgan Stanley affiliate	0.00	%(8)(10)	0.01%		0.00	%(8)	0.00	%(8)(10)
Supplemental Data:
Net assets, end of period, in thousands	$871		$902		$691		$152
Portfolio turnover rate	73	%(9)	179%		279%		464%

  (1)  Reflects prior period Custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares.

  (2)  Commencement of Offering.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  Performance was positively impacted by approximately 0.56% for Class C shares due to the receipt of proceeds from the settlements of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.04%.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
June 30, 2018	1.88%	1.95%
December 31, 2017	1.96	1.65
December 31, 2015	4.26	(1.11)

  (7)  If the Fund had not received the reimbursement from the Custodian and had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016	2.15%	1.37%

  (8)  Amount is less than 0.005%.

  (9)  Not annualized.

  (10)  Annualized.

See Notes to Financial Statements

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2017, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that while the Fund's contractual management fee was higher than but close to its peer group average, the Fund's actual management fee

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley U.S. Government Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to non-affiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

DST Asset Manager Solutions, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Morgan Stanley U.S. Government Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to non-affiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 21, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 21, 2018